Convertible Note Payable (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting treatment resulted in debt discounts	$ 153,048		$ 82,500
Original Issue Discounts	11,037		7,500
Warrant Discounts	0		37,981
Debt amortization expense	119,204	$ 0	4,882	$ 23,236
Beneficial conversion feature of convertible note			37,019	23,236
Typenex Co-Investment, LLC Convertible Note [Member]
Debt amortization expense	32,137	0	4,882	0
LG Capital Funding, LLC Convertible Note [Member]
Debt amortization expense	24,154	0	$ 0	$ 23,236
Adar Bays, LLC Convertible Note [Member]
Debt amortization expense	13,501	0
Vis Vires Group, Inc. Convertible Note [Member]
Debt amortization expense	1,360	0
JMJ Financial Convertible Note [Member]
Debt amortization expense	$ 3,836	$ 0